Accounting Policies - Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
U.S. dollar
Cash and Cash Equivalents and Temporary Investments
Average yield for cash equivalents and temporary investments	0.38%	2.20%
Mexican peso
Cash and Cash Equivalents and Temporary Investments
Average yield for cash equivalents and temporary investments	5.40%	8.09%